Commitments and Contingencies (Details 2) (Alleged violations of the Fair Labor Standards Act, USD $) In Millions, unless otherwise specified	1 Months Ended
Aug. 31, 2011
Alleged violations of the Fair Labor Standards Act
Contingencies
Settlement amount paid	$ 1.6